Submission	Apr. 17, 2026
Submission [Line Items]
Central Index Key	0000923601
Registrant Name	Algorhythm Holdings, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES